STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING DECEMBER 31, 2001

           The BlackRock North American Government Income Trust Inc.

BNA SHARE REPURCHASE FOR DECEMBER 2001

----------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
12/18/01                BNA                 17,500.00        9.95               11.15               Prudential
12/19/01                BNA                 15,000.00        9.95               11.15               Prudential
12/20/01                BNA                 15,000.00        9.95               11.16               Prudential
12/26/01                BNA                 40,000.00        9.95               11.16               Prudential
12/27/01                BNA                 47,000.00      9.9404               11.03               Prudential

                                           134,500.00


REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement September 4, 2001
                  -----------------